Operating Leases (Additional Information) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 22, 2021	Dec. 22, 2020
Lessee, Lease, Description [Line Items]
Rental expense	$ 53	$ 2,226	$ 1,536
Minimum [Member]
Lessee, Lease, Description [Line Items]
Lease terms	2 years
Maximum [Member]
Lessee, Lease, Description [Line Items]
Lease terms	7 years